13002330

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAY 0 1 2013

Washington, DC 20549
CERT NYS
File No. 001-09531

May 1, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TELEFÓNICA, S.A. (Guarantor), TELEFÓNICA EMISIONES, S.A.U. (Issuer), Fixed Rate Senior Notes due 2018 of Telefónica Emisiones, S.A.U., Fixed Rate Senior Notes due 2023 of Telefónica Emisiones, S.A.U., and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 29, 2013. Tentative listing date – May 3, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
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www.nyx.com